SHAREHOLDERS' EQUITY - Warrants (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of warrants outstanding	197,000	206,000	183,250
Debenture, warrants issued	13,750
Centurion debenture
Class of Warrant or Right [Line Items]
Number of warrants outstanding	13,500
Warrants issued
Class of Warrant or Right [Line Items]
Number of warrants outstanding		9,000
Roth Capital
Class of Warrant or Right [Line Items]
Number of warrants outstanding		9,000